SCHEDULE OF CASH AND BANK BALANCES THAT ARE DENOMINATED IN VARIOUS CURRENCIES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 1,927	$ 1,047
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Total	1,317	700
Hong Kong, Dollars
IfrsStatementLineItems [Line Items]
Total	1		[1]
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total	$ 609	$ 347

[1]	Amount is less than USD1,000.